Inventories (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:
	March 31, 2023	June 30, 2022
	US$	US$
Raw materials	8,569,751	10,699,515
Finished goods	1,503,253	319,600
Packaging material	27,037	27,722
	10,100,041	11,046,837
Inventories consist of the following:
	June 30, 2022	June 30, 2021
	US$	US$
Raw materials	10,699,515	1,551,440
Finished goods	319,600	336,604
Packaging material	27,722	28,529
	11,046,837	1,916,573